Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Central Index Key	dei_EntityCentralIndexKey	0000872649
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 03, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 03, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019